LEASES - Operating Lease, Maturity (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASES
2023	¥ 37,867	$ 5,490
2024	26,723	3,874
2025	5,193	753
2026	5,288	767
2027	4,729	686
Thereafter	1,209	175
Total undiscounted lease payments	81,009	11,745
Less: imputed interest	(24,979)	(3,621)
Total lease liabilities	¥ 56,030	$ 8,124